CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2011
CAPITAL LEASE OBLIGATIONS
CAPITAL LEASE OBLIGATIONS

17. CAPITAL LEASE OBLIGATIONS

In June 2011, the Company entered into an agreement with Northern Shipping Fund LLC for the sale and immediate bareboat leaseback of the Post-Panamax dry bulk vessel, the Newlead Endurance. The net proceeds for the sale were $26,600 and the bareboat leaseback charter period is seven years. NewLead retained call options to buy the vessel back during the lease period at pre-determined decreasing prices at the end of each of the seven years starting from the first year, with the last call option price at $26,500 at the end of the lease term. Moreover, a put option exists, which if exercised, will require the Company to repurchase the vessel for approximately $26,500 at the end of the lease term. The call or put option price will be paid in cash. The net rate of the bareboat charter is $9.5 per day throughout the lease period. NewLead will continue to earn charter hire on the current time charter on the vessel. As of December 31, 2011, the outstanding balance on the lease debt was $26,312.

The Company concluded that it has retained substantially all of the benefits and risks associated with such vessel and has treated the transaction as a financing, resulting in an immediate loss of $208. The agreement includes, among other things, the following financial covenants: (i) the equity ratio (as defined in the agreement) must be at least 30% on each financial quarter day starting from January 1, 2013 and thereafter; (ii) the liquidity (as defined in the agreement) shall not be less than 5% of the total debt on each financial quarter day starting from January 1, 2013 and thereafter; (iii) the ratio of EBITDA to Net Interest Expense (as defined in the agreement) shall not be less than 2.5:1 for each 12 month period starting January 1, 2013 and thereafter; and (iv) on each financial quarter day, the working capital (as defined in the agreement) shall not be less than zero dollars ($0) (as of December 31, 2011, the Company was in breach of this covenant). On February 14, 2012, an amendment agreement was signed, eliminating the existing put option. On March 14, 2012, the vessel was delivered back to Northern Shipping Fund LLC (for more details, refer to Note 26).

In November 2010, the Company entered into an agreement with Lemissoler Maritime Company W.L.L. for the sale and immediate bareboat leaseback of four dry bulk vessels comprised of three Capesize vessels, the Brazil, the Australia, and the China, as well as the Panamax vessel Grand Rodosi. Total consideration for the sale was $86,800 and the bareboat leaseback charter period is eight years. NewLead retains call options to buy the vessels back during the lease period at pre-determined decreasing prices and is obligated to repurchase the vessels for approximately $40,000 at the end of the lease term. The repurchase obligation can be paid partially in cash and partially in common shares, at the Company’s option. The agreement includes, among other things, the following financial covenants: (i) the equity ratio (as defined in the agreement) shall not be less than 25% from the financial quarter day ending on September 30, 2012 until the financial quarter day ending on June 30, 2013, increasing to 30% thereafter; (ii) the minimum liquidity (as defined in the agreement) shall not be less than 5% of the total debt at any time (as of December 31, 2011, the Company was in breach of this covenant); (iii) the ratio of EBITDA to Interest Expense (as defined in the agreement) shall not be less than 2:1 from the financial quarter day ending on September 30, 2012 until the financial quarter day ending on June 30, 2013, increasing to 2.5:1 thereafter; and (iv) on each financial quarter day, the working capital (as defined in the agreement) shall not be less than zero dollars ($0) (as of December 31, 2011, the Company was in breach of this covenant). As of December 31, 2011, the outstanding balance on the lease debt was $81,214. As of December 31, 2011, the Company has defaulted on a number of lease payments.

The Company concluded that it has retained substantially all of the benefits and risks associated with such vessels and has treated the transaction as a financing, resulting in an immediate loss of $2,728 (for those vessels where their fair value was below their carrying amount) and deferred gain of $10,540 (for those vessels where their fair values was above their carrying amount) which is being amortized over the life of each vessel. Such amortization for the year ended December 31, 2011 amounted to$1,316 ($141 for the year ended December 31, 2010), recorded in "Depreciation and Amortization expenses" in the consolidated statements of operations. The unamortized portion as of December 31, 2011amounted to $9,083 (December 31, 2010 amounted to $10,399).

The Company, pursuant to the sale and leaseback transaction, entered into an agreement with Lemissoler Maritime Company W.L.L.: (i) to issue 36,480 common shares issuable upon execution of the agreement; (ii) on each of the first and second anniversaries of the date of the agreement, to deliver, at the Company’s option, either cash of $182 or a number of common shares having a value of $182 based on a common share value equal to 120% of the 30-day average immediately preceding such anniversary; and (iii) on each of the third through seventh anniversaries of the date of the agreement, to deliver, at the Company’s option, either cash of $109 or a number of common shares having a value of $109, based on a common share value equal to 120% of the 30-day average immediately preceding such anniversary. The cash or common shares that may be delivered on such anniversary dates are subject to downward adjustment upon the occurrence of certain events.

 Due to the breach of the financial covenants of the Company’s capital lease agreements and the fact that the lessors have the right, absent the receipt of waivers, to demand the termination of the capital leases at any given time, the present value of minimum lease payments of $107,527 as of December 31, 2011 is shown as current liabilities in the consolidated balance sheet. See Note 26 for a discussion of the recent developments relating to these capital lease agreements.

The annual future minimum lease payments under the capital leases, as described in the capital lease agreements, for the vessels described above, together with the present value of the net minimum lease payments required to be made after December 31, 2011, are as follows:

Description	Amount

December 31, 2012	$24,865
December 31, 2013	17,087
December 31, 2014	12,223
December 31, 2015	12,223
December 31, 2016	12,232
Thereafter	87,453
Total minimum lease payments	166,083
Less: imputed interest	(58,556)
Present value of minimum lease payments	107,527
Current portion of capitalized lease obligations	107,527
Long term capitalized lease obligations	$-